Document and Entity Information	Feb. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	LSB INDUSTRIES, INC.
Entity Central Index Key	0000060714
Entity Emerging Growth Company	false
Entity File Number	1-7677
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	73-1015226
Entity Address, Address Line One	3503 NW 63rd Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73116
City Area Code	405
Local Phone Number	235-4546
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of12(b) Security	Common Stock, Par Value $.10
Trading Symbol	LXU
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE